CASH AND CASH EQUIVALENTS - Additional Information (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Margin deposits
IFRS Cash and Cash Equivalents [Line Items]
Restricted Cash and Cash Equivalents	$ 1,223,368	$ 1,082,611